Notes to the Balance Sheet - Summary of Conditional Capital (Details) - EUR (€)	Dec. 31, 2023	May 17, 2023	Dec. 31, 2022
Conditional Capital [Line Items]
Number of shares of conditional capital (in shares)	6,688,406		6,804,134
Capital reserve	€ 6,688,406		€ 6,804,134
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Conditional Capital [Line Items]
Share capital percentage	10.00%
Conditional capital 2016 III
Conditional Capital [Line Items]
Reduction in conditional capital		€ 115,728